LOANS AND PAYMENT PLAN RECEIVABLES , Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 58,884	$ 67,915	$ 81,717
Additions (deductions) [Abstract]
Provision for loan losses	6,887	27,946	46,765
Recoveries credited to allowance	6,522	4,747	3,612
Loans charged against the allowance	(27,408)	(41,724)	(64,179)
Reclassification to loans held for sale	(610)
Balance at end of period	44,275	58,884	67,915
Allowance for loan losses [Abstract]
Individually evaluated for impairment	21,009	22,299
Collectively evaluated for impairment	23,266	36,585
Total ending allowance balance	44,275	58,884
Loans [Abstract]
Individually evaluated for impairment	151,167	159,930
Collectively evaluated for impairment	1,272,801	1,422,509
Total loans recorded investment	1,423,968	1,582,439
Accrued interest included in recorded investment	4,829	5,831
Total loans	1,419,139	1,576,608
Commercial [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	18,183	23,836	41,259
Additions (deductions) [Abstract]
Provision for loan losses	2,351	12,988	17,716
Recoveries credited to allowance	3,610	1,850	969
Loans charged against the allowance	(12,588)	(20,491)	(36,108)
Reclassification to loans held for sale	(154)
Balance at end of period	11,402	18,183	23,836
Allowance for loan losses [Abstract]
Individually evaluated for impairment	6,558	10,252
Collectively evaluated for impairment	4,844	7,931
Total ending allowance balance	11,402	18,183
Loans [Abstract]
Individually evaluated for impairment	55,634	58,674
Collectively evaluated for impairment	563,316	594,665
Total loans recorded investment	618,950	653,339
Accrued interest included in recorded investment	1,692	2,184
Total loans	617,258	651,155
Mortgage [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	22,885	22,642	18,434
Additions (deductions) [Abstract]
Provision for loan losses	7,778	14,410	23,316
Recoveries credited to allowance	1,581	1,441	1,155
Loans charged against the allowance	(10,741)	(15,608)	(20,263)
Reclassification to loans held for sale	(56)
Balance at end of period	21,447	22,885	22,642
Allowance for loan losses [Abstract]
Individually evaluated for impairment	12,869	10,285
Collectively evaluated for impairment	8,578	12,600
Total ending allowance balance	21,447	22,885
Loans [Abstract]
Individually evaluated for impairment	88,028	93,702
Collectively evaluated for impairment	441,703	499,919
Total loans recorded investment	529,731	593,621
Accrued interest included in recorded investment	2,391	2,745
Total loans	527,340	590,876
Installment [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	6,146	6,769	6,404
Additions (deductions) [Abstract]
Provision for loan losses	15	3,365	6,616
Recoveries credited to allowance	1,311	1,451	1,475
Loans charged against the allowance	(4,009)	(5,439)	(7,726)
Reclassification to loans held for sale	(85)
Balance at end of period	3,378	6,146	6,769
Allowance for loan losses [Abstract]
Individually evaluated for impairment	1,582	1,762
Collectively evaluated for impairment	1,796	4,384
Total ending allowance balance	3,378	6,146
Loans [Abstract]
Individually evaluated for impairment	7,505	7,554
Collectively evaluated for impairment	183,090	212,907
Total loans recorded investment	190,595	220,461
Accrued interest included in recorded investment	746	902
Total loans	189,849	219,559
Payment Plan Receivables [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	197	389	754
Additions (deductions) [Abstract]
Provision for loan losses	(3)	(11)	(296)
Recoveries credited to allowance	20	5	13
Loans charged against the allowance	(70)	(186)	(82)
Reclassification to loans held for sale	0
Balance at end of period	144	197	389
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	144	197
Total ending allowance balance	144	197
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	84,692	115,018
Total loans recorded investment	84,692	115,018
Accrued interest included in recorded investment	0	0
Total loans	84,692	115,018
Unallocated [Member]
Analysis of allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	11,473	14,279	14,866
Additions (deductions) [Abstract]
Provision for loan losses	(3,254)	(2,806)	(587)
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Reclassification to loans held for sale	(315)
Balance at end of period	7,904	11,473	14,279
Allowance for loan losses [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	7,904	11,473
Total ending allowance balance	$ 7,904	$ 11,473